Quarterly Holdings Report
for
Fidelity® Health Savings Fund
December 31, 2025
HSF-NPRT1-0226
1.9897532.105
Domestic Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (a)	13,526	741,766
Fidelity Commodity Strategy Central Fund (b)	26,642	2,593,308
Fidelity Enhanced Large Cap Value ETF (a)	5,367	186,020
Fidelity Enhanced Mid Cap ETF (a)	8,470	308,139
Fidelity Enhanced Small Cap ETF (a)	22,772	860,326
Fidelity Fundamental Small-Mid Cap ETF (a)	12,050	369,814
Fidelity U.S. Equity Central Fund (b)	67,719	9,876,069
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,451,847)		14,935,442

Fixed-Income Funds - 41.8%
	Shares	Value ($)
Fidelity High Income Central Fund (b)	8,852	979,611
Fidelity Inflation-Protected Bond Index Fund (a)	318,625	2,905,860
Fidelity International Bond Index Fund (a)	1,096,710	10,056,832
Fidelity Investment Grade Bond Central Fund (b)	144,020	14,338,625
TOTAL FIXED-INCOME FUNDS (Cost $28,325,374)		28,280,928

International Equity Funds - 18.3%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	16,368	4,707,403
Fidelity International Equity Central Fund (b)	64,192	7,693,428
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,231,848)		12,400,831

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Short-Term Bond Fund (a) (Cost $6,702,822)	791,879	6,754,731

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $5,282,705)	3.79	5,281,649	5,282,706

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $61,994,596)	67,654,638
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,802)
NET ASSETS - 100.0%	67,651,836

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated fund.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,772,044	189,005	678,344	56,498	1	-	5,282,706	5,281,649	0.0%
Fidelity Commodity Strategy Central Fund	2,346,873	184,134	32,177	35,643	310	94,168	2,593,308	26,642	0.6%
Fidelity Emerging Markets Equity Central Fund	4,711,412	92,434	306,573	51,967	19,935	190,195	4,707,403	16,368	0.1%
Fidelity High Income Central Fund	282,246	813,414	119,498	9,066	4,672	(1,223)	979,611	8,852	0.1%
Fidelity International Equity Central Fund	8,086,813	575,220	659,837	507,746	147,920	(456,688)	7,693,428	64,192	0.1%
Fidelity Investment Grade Bond Central Fund	13,702,367	1,229,064	568,899	153,810	(831)	(23,076)	14,338,625	144,020	0.0%
Fidelity U.S. Equity Central Fund	9,129,702	1,518,724	156,965	1,004,977	(1,033)	(614,359)	9,876,069	67,719	0.0%
Total	44,031,457	4,601,995	2,522,293	1,819,707	170,974	(810,983)	45,471,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	684,004	43,041	-	271	-	14,721	741,766	13,526
Fidelity Enhanced Large Cap Value ETF	170,701	11,483	2,276	773	60	6,052	186,020	5,367
Fidelity Enhanced Mid Cap ETF	283,561	25,636	3,416	898	33	2,325	308,139	8,470
Fidelity Enhanced Small Cap ETF	799,055	41,834	8,150	1,913	168	27,419	860,326	22,772
Fidelity Fundamental Small-Mid Cap ETF	342,487	19,624	10,581	482	491	17,793	369,814	12,050
Fidelity Inflation-Protected Bond Index Fund	3,440,675	118,187	565,795	90,139	7,861	(95,068)	2,905,860	318,625
Fidelity International Bond Index Fund	9,963,344	460,715	131,584	281,464	(401)	(235,242)	10,056,832	1,096,710
Fidelity Short-Term Bond Fund	6,664,432	215,320	124,996	75,187	(33)	8	6,754,731	791,879
	22,348,259	935,840	846,798	451,127	8,179	(261,992)	22,183,488

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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